Equity (Summary of Stock Options Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	3,330,953	2,615,461
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	7 years 8 months 16 days
Options Outstanding, Weighted-Average Exercise Price	$ 31.53	$ 37.21
Options Exercisable, Number Exercisable	1,109,094
Options Exercisable, Weighted-Average Exercise Price	$ 49.68
Options Outstanding, Aggregate intrinsic value	$ 597
Options Exercisable, Aggregate intrinsic value	$ 201
$2.74 - $9.32 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	$ 2.74
Range of Exercise Prices (Upper)	$ 9.32
Options Outstanding, Number Outstanding	14,539
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	4 years 29 days
Options Outstanding, Weighted-Average Exercise Price	$ 6.77
Options Exercisable, Number Exercisable	14,536
Options Exercisable, Weighted-Average Exercise Price	$ 6.77
$19.66 - $19.66 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	19.66
Range of Exercise Prices (Upper)	$ 19.66
Options Outstanding, Number Outstanding	1,351,385
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	8 years 11 months 8 days
Options Outstanding, Weighted-Average Exercise Price	$ 19.66
Options Exercisable, Number Exercisable	30,339
Options Exercisable, Weighted-Average Exercise Price	$ 19.66
$19.96 - $24.66 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	19.96
Range of Exercise Prices (Upper)	$ 24.66
Options Outstanding, Number Outstanding	887,398
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	8 years 6 months 25 days
Options Outstanding, Weighted-Average Exercise Price	$ 21.94
Options Exercisable, Number Exercisable	282,367
Options Exercisable, Weighted-Average Exercise Price	$ 22.55
$27.83 - $120.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	27.83
Range of Exercise Prices (Upper)	$ 120.51
Options Outstanding, Number Outstanding	1,077,631
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	5 years 6 months 7 days
Options Outstanding, Weighted-Average Exercise Price	$ 54.89
Options Exercisable, Number Exercisable	781,852
Options Exercisable, Weighted-Average Exercise Price	$ 61.45